Filed electronically with the Securities and Exchange Commission on October 30, 1996


                                                               File No. 33-2648
                                                               File No. 811-4555

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                       ----
         Post-Effective Amendment No.    17
                                        ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         AMENDMENT No.    15
                         ----

                        Scudder Institutional Fund, Inc.
                        --------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

           X      immediately upon filing pursuant to paragraph (b),
         ----
                 on May 1, 1996  pursuant to paragraph (b),
         ----
                  60 days after filing pursuant to paragraph (a)(1),
         ----
                  on                      pursuant to paragraph (a)(1)
         ----        --------------------
                  75 days after filing pursuant to paragraph (a)(2)
         ----
                  on                   pursuant to paragraph (a)(2) of Rule 485.
         ----        ------------------

The Registrant previously filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 29, 1996.

                        SCUDDER INSTITUTIONAL FUND, INC.
                       INSTITUTIONAL GOVERNMENT PORTFOLIO
                         INSTITUTIONAL FEDERAL PORTFOLIO
                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                              Prospectus Caption
--------     ------------                              ------------------

1.           Cover Page                                COVER PAGE

2.           Synopsis                                  EXPENSE INFORMATION
                                                       SUMMARY

3.           Condensed Financial Information           FINANCIAL HIGHLIGHTS

4.           General Description of Registrant         SUMMARY
                                                       INVESTMENT OBJECTIVES AND POLICIES
                                                       ADDITIONAL INFORMATION ABOUT POLICIES
                                                            AND INVESTMENTS
                                                       COMPANY ORGANIZATION

5.           Management of the Fund                    SUMMARY
                                                       FINANCIAL HIGHLIGHTS
                                                       COMPANY ORGANIZATION--Investment Adviser, Transfer Agent
                                                       BACK COVER PAGE

5A.          Management's Discussion of Fund           NOT APPLICABLE
             Performance

6.           Capital Stock and Other                   DISTRIBUTION AND PERFORMANCE INFORMATION--
             Securities                                    Dividends and Capital Gains Distributions, Taxes
                                                       COMPANY ORGANIZATION
                                                       BACK COVER PAGE

7.           Purchase of Securities Being Offered      TRANSACTION INFORMATION--Purchasing Shares, Share Price
                                                       COMPANY ORGANIZATION--Distributor

8.           Redemption or Repurchase                  TRANSACTION INFORMATION--Redeeming Shares

9.           Pending Legal Proceedings                 NOT APPLICABLE


                            Cross Reference - Page 1


                       INSTITUTIONAL GOVERNMENT PORTFOLIO
                         INSTITUTIONAL FEDERAL PORTFOLIO
                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO
                                   (continued)
PART B
------

                                                       Caption in Statement of
Item No.     Item Caption                              Additional Information
--------     ------------                              ----------------------

10.          Cover Page                                COVER PAGE

11.          Table of Contents                         TABLE OF CONTENTS

12.          General Information and                   COMPANY ORGANIZATION
             History

13.          Investment Objectives and                 THE PORTFOLIOS AND THEIR OBJECTIVES
             Policies                                  PORTFOLIO TRANSACTIONS

14.          Management of the                         INVESTMENT ADVISER
             Registrant                                DIRECTORS AND OFFICERS
                                                       REMUNERATION

15.          Control Persons and Principal             DIRECTORS AND OFFICERS
             Holders of Securities

16.          Investment Advisory and                   INVESTMENT ADVISER
             Other Services                            ADDITIONAL INFORMATION--Experts and Other Information

17.          Brokerage Allocation and                  PORTFOLIO TRANSACTIONS
             Other Practices

18.          Capital Stock and Other                   COMPANY ORGANIZATION
             Securities                                DIVIDENDS

19.          Purchase, Redemption and                  PURCHASE OF SHARES
             Pricing of Securities                     REDEMPTION OF SHARES
             Being Offered                             NET ASSET VALUE

20.          Tax Status                                DIVIDENDS
                                                       TAXES

21.          Underwriters                              DISTRIBUTOR

22.          Calculation of Performance Data           PERFORMANCE INFORMATION

23.          Financial Statements                      FINANCIAL STATEMENTS

                            Cross Reference - Page 2


                        SCUDDER INSTITUTIONAL FUND, INC.
                  INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                              Prospectus Caption
--------     ------------                              ------------------

1.           Cover Page                                COVER PAGE

2.           Synopsis                                  EXPENSE INFORMATION

3.           Condensed Financial Information           FINANCIAL HIGHLIGHTS

4.           General Description of Registrant         INVESTMENT OBJECTIVE AND POLICIES
                                                       ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                       COMPANY ORGANIZATION

5.           Management of the Fund                    COMPANY ORGANIZATION--Investment Adviser, Transfer Agent, Experienced
                                                           Professional Management
                                                       BACK COVER PAGE

5A.          Management's Discussion of Fund           NOT APPLICABLE
             Performance

6.           Capital Stock and Other                   DISTRIBUTION AND PERFORMANCE INFORMATION--
             Securities                                    Dividends and Capital Gains Distributions, Taxes
                                                       COMPANY ORGANIZATION
                                                       BACK COVER PAGE

7.           Purchase of Securities Being Offered      TRANSACTION INFORMATION--Purchasing Shares, Share Price
                                                       COMPANY ORGANIZATION--Distributor

8.           Redemption or Repurchase                  TRANSACTION INFORMATION--Redeeming Shares

9.           Pending Legal Proceedings                 NOT APPLICABLE


                            Cross Reference - Page 3



                  INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
                                   (continued)
PART B
------

                                                       Caption in Statement of
Item No.     Item Caption                              Additional Information
--------     ------------                              ----------------------

10.          Cover Page                                COVER PAGE

11.          Table of Contents                         TABLE OF CONTENTS

12.          General Information and                   COMPANY ORGANIZATION
             History

13.          Investment Objectives and                 THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                                  PORTFOLIO TRANSACTIONS

14.          Management of the                         INVESTMENT ADVISER
             Registrant                                DIRECTORS AND OFFICERS
                                                       REMUNERATION

15.          Control Persons and Principal             DIRECTORS AND OFFICERS
             Holders of Securities

16.          Investment Advisory and                   INVESTMENT ADVISER
             Other Services                            ADDITIONAL INFORMATION--Experts and Other Information

17.          Brokerage Allocation and                  PORTFOLIO TRANSACTIONS
             Other Practices

18.          Capital Stock and Other                   COMPANY ORGANIZATION
             Securities                                DIVIDENDS

19.          Purchase, Redemption and                  PURCHASE OF SHARES
             Pricing of Securities                     REDEMPTION OF SHARES
             Being Offered                             NET ASSET VALUE

20.          Tax Status                                DIVIDENDS
                                                       TAXES

21.          Underwriters                              DISTRIBUTOR

22.          Calculation of Performance Data           PERFORMANCE INFORMATION

23.          Financial Statements                      FINANCIAL STATEMENTS


                            Cross Reference - Page 4

Institutional International Equity Portfolio
Supplement to Prospectus
Dated April 3, 1996

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and financial statements are available in the Portfolio's Semiannual Report dated June 30, 1996 and may be obtained without charge by writing or calling the Company.

                                                                    FOR THE PERIOD
                                                                     APRIL 3, 1996
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS)
                                                                      TO JUNE 30,
                                                                         1996
                                                                    --------------


Net asset value, beginning of period ...........................         $12.00
                                                                         ------
Income from Investment Operations:
Net investment income (a) ......................................            .07
Net realized and unrealized gain (loss) on investments .........            .15
                                                                         ------
Total from investment operations ...............................            .22
                                                                         ------
Net asset value, end of period .................................         $12.22
                                                                         ======
TOTAL RETURN (%) (d) ...........................................           1.83(b)
RATIOS AND SUPPLEMENTARY DATA
Net assets, end of period ($ millions) .........................             16
Ratio of operating expenses, to average daily net assets (%) (a)            .95(c)
Ratio of net investment income, to average daily net assets (%)            3.05(c)
Portfolio turnover rate (%) ....................................           1.90(c)
Average commission rate paid ...................................         $.0004


(a)  Reflects a per share amount of expense reductions .........         $  .07
     Operating expense ratio before expense reductions (%) .....           4.01(c)
(b)  Not annualized
(c)  Annualized
(d)  Total returns are higher due to maintenance of the Fund's expenses.




November 1, 1996

                        Institutional International Equity Portfolio



--------------------------------------------------------------------------------


                                       Mid-Year Report
                                        June 30, 1996


--------------------------------------------------------------------------------



Board of Directors
DAVID S. LEE(1)                    Chairman of the Board; Managing Director, Scudder, Stevens
                                   & Clark, Inc.

EDGAR R. FIEDLER(1) (2) (3)        Vice President and Economic Counsellor, The Conference Board;
                                   formerly Assistant Secretary of the Treasury for Economic Policy

PETER B. FREEMAN(2) (3)            Corporate Director and Trustee

ROBERT W. LEAR(2) (3)              Executive-in-Residence and Visiting Professor, Columbia
                                   University Graduate School of Business; Director or Trustee,
                                   Various Organizations

DANIEL PIERCE(1)                   President; Chairman of the Board, Scudder, Stevens & Clark, Inc.
                                   (1)Member of Executive Committee
                                   (2)Member of Nominating Committee
                                   (3)Member of Audit Committee

---------------------------------------------------------------------------------------------------------

Officers

DAVID S. LEE                       Chairman of the Board

DANIEL PIERCE                      President

K. SUE COTE                        Vice President

JERARD K. HARTMAN                  Vice President

KATHRYN L. QUIRK                   Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Assistant Secretary

PAMELA A. McGRATH                  Vice President and Treasurer

IRENE McC. PELLICONI               Secretary



Dear Shareholder:

     We are pleased to provide you with the first mid-year report for the Institutional International Equity Portfolio. The report covers the abbreviated period from when the Portfolio commenced operations on April 3, 1996 through June 30, 1996. Going forward, you can expect to receive an annual report each year as of the Portfolio's December 31 fiscal year end, as well as a mid-year report.

     Over the period of less than three months since the Portfolio has been in operation, the Portfolio has provided a positive total return of 1.83%, reflecting in part a generally positive if unspectacular market environment for international equities. Going forward, the Portfolio will continue to seek to provide long-term growth of capital by investing principally in the equity securities of companies which do business primarily outside of the United States. The management discussion which follows outlines key elements of the current market environment and Portfolio strategy.

     Thank you for your investment in the Institutional International Equity Portfolio. If you have any questions about the Portfolio, please call us at
(800) 854-8525.

                                                               /s/David S. Lee
                                                                  David S. Lee
                                                                      Chairman

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO SUMMARY (Unaudited) as of June 30, 1996
-------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
COUNTRY (Excludes Cash Equivalents of 12%)
---------------------------------------------------------------------------
Japan                      31%
Emerging Markets           20%
Germany                    11%
United Kingdom              8%
France                      7%
Switzerland                 7%
Sweden                      4%
Netherlands                 4%
Italy                       3%
Other                       5%
                          ----
                          100%
                          ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
CURRENCY (Excludes Cash Equivalents of 12%)
--------------------------------------------------------------------------
Japanese Yen                31%
Deutsche Marks              11%
British Pounds               8%
French Francs                7%
Swiss Francs                 7%
Philippine Pesos             4%
U.S. Dollars                 4%
Hong Kong Dollars            4%
Dutch Guilders               4%
Other                       20%
                           ----
                           100%
                           ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS (Excludes Cash Equivalents of 12%)
--------------------------------------------------------------------------
Manufacturing                     25%
Service Industries                11%
Financial                          9%
Metals & Minerals                  9%
Consumer Discretionary             7%
Technology                         6%
Communications                     5%
Energy                             5%
Utilities                          5%
Other                             18%
                                -----
                                 100%
                                 ====

A graph in the form of a pie chart appears here,
illustrating the exact data points in the above table.
-----------------------------------------------------------------------
10 LARGEST EQUITY HOLDINGS (12% of Portfolio)
-----------------------------------------------------------------------
1.   JAPAN ASSOCIATED FINANCE CO.
     Venture capital company in Japan

2.   SANDOZ LTD. AG.
     Swiss pharmaceutical company

3.   SCHNEIDER SA
     Manufacturer of electronic components and automated manufacturing systems in France

4.   MANNESMANN AG
     Diversified construction and technology company in Germany

5.   CARLTON COMMUNICATIONS PLC
     Television post production products and services in the United Kingdom

6.   HOESCHT AG
     Chemical producer in Germany

7.   BAYER AG
     Leading chemical producer in Germany

8.   BRIDGESTONE CORP.
     Leading automobile tire manufacturer in Japan

9.   HENNES & MAURITZ AB
     Clothing and cosmetics retailer throughout Europe

10.  COMPAGNIE FINANCIERE DE PARIBAS
     Finance and investment company in France

For more complete details about the Fund's Investment Portfolio, see page 7.

Dear Shareholder:

     The Institutional International Equity Portfolio provided a total return of 1.83% for the period between the Portfolio's beginning of operations on April 3, 1996 and June 30, 1996. For the full three months between April 1 through June 30, the unmanaged MSCI EAFE plus Canada Index returned 1.63%.

     In Europe, sluggish growth and high unemployment have provided the backdrop for the region's stock markets. Economic activity has been dampened as governments struggle to restrain spending in preparation for European Monetary Union. In Japan, the overriding factor has been a reversal of the yen, which had reached a historic high of 79.75 yen to the dollar in April of 1995. Such currency strength put major Japanese corporations at a disadvantage in export markets and placed a severe strain on the economy. The government has since implemented a concerted policy of monetary and fiscal easing, resulting in a weaker yen and the first signs of recovery.

     Looking ahead, while stocks in the U.K. are receiving a boost from continued bid activity in the corporate sector, the economic cycle is at a more advanced stage and there is less impetus from interest rate declines than on the Continent. Across the Channel, corporations are beginning to restructure on a scale similar to their U.K. counterparts. Managements, particularly in Germany, are focusing more on shareholder value and are also improving disclosure to the investment community. Europe will continue to feature privatizations, consolidations, and restructurings, providing the underpinnings for favorable long-term equity performance.

     In Japan, exports should be sustained not only by a depreciating currency but also by improved competitiveness as Japanese corporations restructure and shift production overseas.

     Encouraged by the turn in the yen and signs of economic recovery, we have assumed a 31% position in Japan. Finally, the emerging markets appear to have put 1995's doldrums behind them, and holdings in the small but expanding venues of Latin America, Asia, and Eastern Europe constitute 20% of the Portfolio's assets.


/s/Carol L. Franklin                                 /s/Nicholas Bratt
Lead Portfolio Manager                               Portfolio Manager
Carol L. Franklin                                    Nicholas Bratt

/s/Irene T. Cheng                                    /s/Francisco S. Rodrigo III
Portfolio Manager                                    Portfolio Manager
Irene T. Cheng                                       Francisco S. Rodrigo III


/s/Joan R. Gregory
Portfolio Manager
Joan R. Gregory

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT PORTFOLIO (UNAUDITED)
JUNE 30, 1996
                                                           PRINCIPAL      MARKET
                                                          AMOUNT($)(b)   VALUE($)
                                                          ------------   -------

REPURCHASE AGREEMENTS - 4.5%
  Repurchase Agreement with Donaldson, Lufkin &
    Jenrette dated 6/28/96 at 5.45% to be
    repurchased at $758,344 on 7/1/96,
    collateralized by a $708,000 U.S. Treasury
    Note, 9.25%, 8/15/98, (Cost $758,000) .............       758,000       758,000
                                                                        -----------
COMMERCIAL PAPER - 7.2%
  CIT Group Holdings Inc., 5.38%, 7/17/96 .............       610,000       608,454
  General Electric Capital Corp., 5.29%, 8/20/96 ......       600,000       600,000
                                                                        -----------
TOTAL COMMERCIAL PAPER (Cost $1,208,454) ..............                   1,208,454
                                                                        -----------
CONVERTIBLE BONDS - 0.4%

JAPAN
  Softbank Corp., 0.5%, 3/29/02 (Cost $63,199)......... JPY 5,000,000        58,977
                                                                        -----------

                                                              Shares
                                                              ------
PREFERRED STOCKS - 1.9%

GERMANY
  RWE AG (Producer and marketer of petroleum
     and chemical products) ...........................         5,000       153,856
  SAP AG (Computer software manufacturer) .............         1,100       163,239
                                                                        -----------
    TOTAL PREFERRED STOCKS (Cost $299,949) ............                     317,095
                                                                        -----------
COMMON STOCKS - 86.0%

ARGENTINA 0.9%
  YPF S.A. "D" (ADR) (Petroleum company) ..............         6,500       146,250
                                                                        -----------
BRAZIL 2.9%
  Companhia Energetica de Minas Gerais (pfd.)
    (Electric power utility) ..........................     6,000,000       159,538
  Petroleo Brasileiro S/A (pfd.)*
    (Petroleum company) ...............................     1,300,000       159,886



  See notes to financial statements.

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT PORTFOLIO (CONTINUED)
JUNE 30, 1996
                                                                               MARKET
                                                               SHARES         VALUE($)
                                                               ------         --------

   Usinas Siderurgicas de Minas Gerais S/A (pfd.)
     (Non-coated flat products and electrolytic
      galvanized products) .............................     150,000,000       158,343
                                                                           -----------
                                                                               477,767
                                                                           -----------
CANADA 1.0%
   Canadian Pacific Ltd. (Ord.) (Transportation and
      natural resource conglomerate) ...................           7,500       164,256
                                                                           -----------
FRANCE 6.1%
   Carrefour (Hypermarket operator and food retailer) ..             300       168,188
   Christian Dior (Leading fashion house) ..............           1,000       130,242
   Compagnie Financiere de Paribas (Finance and
      investment company) ..............................           3,060       180,831
   Pinault-Printemps, SA (Distributor of consumer goods)             500       175,050
   Schneider SA* (Manufacturer of electronic
      components and automated manufacturing systems) ..           4,100       215,192
   Total SA "B" (International oil and gas exploration,
      development and production) ......................           2,000       148,438
                                                                           -----------
                                                                             1,017,941
                                                                           -----------
GERMANY 7.9%
   BASF AG (Manufacturer of diversified chemicals
      for industrial use) ..............................             500       143,007
   Bayer AG (Leading chemical producer) ................           5,700       201,443
   Daimler-Benz AG* (Automobile and truck manufacturer)              250       133,919
   Hoechst AG (Chemical producer) ......................           6,000       203,564
   Mannesmann AG (Bearer) (Diversified construction
      and technology company) ..........................             600       207,509
   Schering AG (Pharmaceutical and chemical producer) ..           2,000       145,572
   Siemens AG (Leading electrical engineering and
      electronics company) .............................           2,500       133,638
   VEBA AG (Electric utility, distributor of oil
      and chemicals) ...................................           2,800       148,883
                                                                           -----------
                                                                             1,317,535
                                                                           -----------
GHANA 0.8%
   Ashanti Goldfields Co., Ltd. (ADS)
      (Leading gold producer) ..........................           7,000       138,250
                                                                           -----------
HONG KONG 3.5%
   First Pacific Co., Ltd. (International management
      and investment company) ..........................         100,000       154,378



  See notes to financial statements.


                                                                        MARKET
                                                              SHARES    VALUE($)
                                                              ------    --------

   HSBC Holdings Ltd. (Bank) ............................     10,000       151,148
   Hutchinson Whampoa, Ltd. (Container terminal
      and real estate company) ..........................     22,000       138,410
   Television Broadcasts, Ltd.
      (Television broadcasting) .........................     38,000       142,609
                                                                       -----------
                                                                           586,545
                                                                       -----------
INDONESIA 1.7%
   Darya Varia Laboratoria (Producer of
      medicines and pharmaceuticals) ....................     68,960       141,475
   HM Sampoerna (Foreign registered) (Tobacco company) ..     13,000       148,013
                                                                       -----------
                                                                           289,488
                                                                       -----------
ITALY 2.8%
   Ente Nazionale Idrocarburi SpA (Exploration and
      production of oil, natural gas and chemicals) .....     32,000       159,684
   Luxottica Group SpA (ADR) (Manufacturer and
      marketer of eyeglasses) ...........................      2,000       146,750
   Telecom Italia Mobile SpA (Ord.) (Cellular
      telecommunication services) .......................     70,000       156,492
                                                                       -----------
                                                                           462,926
                                                                       -----------
JAPAN 27.0%
   Bridgestone Corp. (Leading automobile
      tire manufacturer) ................................     10,000       191,103
   Canon Inc. (Leading producer of visual image
      and information equipment) ........................      8,000       166,781
   DDI Corp. (Long distance telephone and
      cellular operator) ................................         18       157,345
   East Japan Railway Co. (Railroad operator) ...........         15        78,864
   Fujitsu Ltd. (Leading manufacturer of computers) .....     15,000       137,155
   Hitachi Ltd. (General electronics manufacturer) ......     12,000       111,919
   Hitachi Metals, Ltd. (Major producer of high-
      quality specialty steels) .........................     11,000       126,732
   Ishikawajima-Harima Heavy Industries Co.,
      Ltd. (Comprehensive heavy machinery manufacturer
      in aerospace and defense fields) ..................     21,000       102,729
   Itochu Corp. (Leading general trading company) .......     19,000       133,077
   Japan Associated Finance Co. (Venture capital company)      2,000       234,079
   Jusco Co., Ltd. (Major supermarket operator) .........      5,000       164,129
   Kajima Corp. (Leading contractor engaged in
      large-scale civil engineering projects) ...........     13,000       134,321





  See notes to financial statements.

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT PORTFOLIO (CONTINUED)
JUNE 30, 1996
                                                                           MARKET
                                                              SHARES      VALUE($)
                                                              ------      --------

   Kawasaki Steel Corp. (Major integrated steel maker) ..     40,000       144,470
   Keyence Corp. (Specialized manufacturer of sensors) ..      1,000       136,241
   Kokuyo (Leading manufacturer of paper stationery) ....      5,000       138,527
   Komori Corp. (Leading manufacturer of offset
      printing machines) ................................      6,000       153,614
   Kyocera Corp. (Leading ceramic package manufacturer) .      2,000       141,727
   Mabuchi Motor Co., Ltd. (Manufacturer of DC motors) ..      1,000        63,823
   Matsushita Electric Industrial Co., Ltd. (Leading
      manufacturer of consumer electronic products) .....      9,000       167,878
   Matsushita Electric Works, Inc.. (Leading maker of
      building materials and lighting equipment) ........      5,000        54,405
   Mitsubishi Heavy Industries, Ltd. (Diversified heavy
      machinery manufacturer and leading shipbuilder)  ..     16,000       139,423
   NSK Ltd. (Leading manufacturer of bearings and other
      machinery parts) ..................................     19,000       144,022
   Nisshin Steel Co., Ltd. (Blast furnace steel maker) ..     32,000       124,354
   Pioneer Electronics Corp. (Leading manufacturer
      of audio equipment) ...............................      7,000       167,055
   Ricoh Co., Ltd. (Leading maker of copiers and
      information equipment) ............................     13,000       137,887
   SMC Corp. (Leading maker of pneumatic equipment) .....      2,000       155,077
   Secom Co., Ltd. (Electronic security system operator)       2,000       132,401
   Sekisui Chemical Co., Ltd. (Leading chemical producer,
      PVC resin processor) ..............................     11,000       134,778
   Sumitomo Corp. (Leading general trading company) .....      7,000        62,342
   Sumitomo Electric Industries, Ltd. (Leading
      manufacturer of electric wires and cables .........     11,000       157,912
   Sumitomo Metal Industries, Ltd. (Leading integrated
      crude steel producer) .............................     45,000       138,253
   Sumitomo Metal Mining Co., Ltd. (Leading gold,
      nickel and copper mining company) .................     14,000       121,483
   THK Co., Ltd. (Manufacturer of linear motion
      systems for industrial machinery) .................      6,000       145,385
                                                                       -----------
                                                                         4,499,291
                                                                       -----------
KOREA 0.8%
   Pohang Iron & Steel Co., Ltd. (ADR)
      (Leading steel producer) ..........................      5,800       141,375
                                                                       -----------



  See notes to financial statements.


                                                                              MARKET
                                                                   SHARES     VALUE($)
                                                                   ------     -------
MALAYSIA 1.4%
   Malayan Banking Bhd. (Leading banking and
      financial services group) .............................      12,000      115,454
   Renong Bhd (Holding company involved in
      engineering, construction, financial services,
      telecommunication and information technology) .........      72,000      114,877
                                                                           -----------
                                                                               230,331
                                                                           -----------
NETHERLANDS 3.3%
   AEGON Insurance Group NV (Insurance company) .............       3,000      138,258
   Elsevier NV (International publisher of scientific,
      professional, business, and consumer information books)       9,000      136,675
   Heineken Holdings N.V. "A" (Brewery) .....................         700      141,519
   Wolters Kluwer CVA (Publisher) ...........................       1,200      136,429
                                                                           -----------
                                                                               552,881
                                                                           -----------
NEW ZEALAND 0.8%
   Telecom Corp. of New Zealand
      (Telecommunication services) ..........................      33,000      138,949
                                                                           -----------
PHILIPPINES 3.9%
   C & P Homes, Inc. (Home construction company) ............     165,000      143,273
   Manila Electric Co. "B" (Electric utility) ...............      15,000      157,443
   Metropolitan Bank and Trust Company
      (Commercial bank and trust company) ...................       3,700      103,798
   Philippine National Bank* (Bank) .........................       6,400      106,870
   SM Prime Holdings Corp.* (Leader in commercial
      center operations) ....................................     552,000      143,267
                                                                           -----------
                                                                               654,651
                                                                           -----------
PORTUGAL 1.0%
   Portugal Telecom SA (Telecommunication services) .........       6,500      169,997
                                                                           -----------
SPAIN 2.7%
   Acerinox, S.A. (Stainless steel producer) ................       1,200      125,151
   Compania Telefonica Nacional de Espana SA (ADR)
      (Telecommunication services) ..........................       3,000      165,375
   Iberdrola SA (Electric utility) ..........................      15,000      154,096
                                                                           -----------
                                                                               444,622
                                                                           -----------



  See notes to financial statements.

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT PORTFOLIO (CONTINUED)
JUNE 30, 1996

                                                                        MARKET
                                                             SHARES     VALUE($)
                                                             ------     -------
SWEDEN 3.8%
   AGA AB Free"B" (Producer and distributor of
      industrial and medical gases) ....................      8,600       148,097
   Astra AB "A" (Free) (Pharmaceutical company) ........      1,600        70,816
   Hennes & Mauritz AB "B" (Free) (Clothing and
      cosmetics retailer throughout Europe) ............      2,000       185,801
   L.M. Ericsson Telephone Co. "B" (ADR) (Leading
      manufacturer of cellular telephone equipment) ....      7,000       150,500
   S.K.F. AB "B" (Free)(Manufacturer of roller bearings)      3,000        71,375
                                                                      -----------
                                                                          626,589
                                                                      -----------
SWITZERLAND 5.9%
   Adia SA (Personnel and temporary employment company)         600       150,702
   Brown, Boveri & Cie. AG (Bearer)
      (Manufacturer of electrical equipment) ...........        120       148,590
   Elektrowatt AG (Bearer) (Holding company: owner
      of electric plants and interests in hydro and
      nuclear power plants) ............................        375       138,883
   Holderbank Financiere Glaris AG (Bearer)
      (Cement producer) ................................        200       159,981
   SGS Holdings SA (Bearer) (Trade inspection company) .         70       167,700
   Sandoz Ltd. AG (Registered) (Pharmaceutical company)         190       217,486
                                                                      -----------
                                                                          983,342
                                                                      -----------
THAILAND 0.8%
   Bangkok Bank Ltd. (Foreign registered)
      (Leading commercial bank) ........................      5,000        67,756
   Thai Farmers Bank (Foreign registered)
      (Commercial bank) ................................      6,000        65,708
                                                                      -----------
                                                                          133,464
                                                                      -----------
UNITED KINGDOM 7.0%
   BOC Group PLC (Producer of industrial gases) ........      7,300       104,696
   British Petroleum PLC (Major integrated
      world oil company) ...............................     16,000       140,391
   Carlton Communications PLC (Television post
      production products and services) ................     25,500       205,136
   PowerGen PLC (Electric utility) .....................     16,000       116,537
   RTZ Corp., PLC (Mining and finance company) .........     10,000       148,001
   Reuters Holdings PLC (International news agency) ....     12,000       145,174
   Thorn EMI PLC (Amusement and recreational services) .      5,200       144,876





  See notes to financial statements.



                                                                       MARKET
                                                             SHARES    VALUE($)
                                                             ------    -------

   Zeneca Group PLC (Holding company: manufacturing and
      marketing of pharmaceutical and agrochemical
      products and specialty chemicals).................     7,000      154,803
                                                                    -----------
                                                                      1,159,614
                                                                    -----------
TOTAL COMMON STOCKS (Cost $14,136,225)..................             14,336,064
                                                                    -----------
===============================================================================


TOTAL INVESTMENTS - 100.0% (cost $16,465,827) (a).......            $16,678,590
                                                                    ===========

----------

*    Non-income producing security.

(a) Cost for federal income tax purposes was $16,465,827. At June 30, 1996, net unrealized appreciation for all securities based on tax cost was $212,763. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $538,508 and unrealized depreciation for all securities in which there was an excess of tax cost over market value of $325,745.

(b)  Principal amount stated in U.S. dollars unless otherwise noted.

     Currency Abbreviations
     ----------------------
     JPY   Japanese Yen


Sector breakdown of the Portfolio's equity securities is noted on page 4.

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1996


ASSETS
Investments, at market (identified cost $16,465,827) (note 2) ......          $16,678,590
Cash ...............................................................                  793
Foreign currency holdings, at market (identified cost $461) (note 2)                  463
Receivable for investments sold ....................................                3,816
Dividend and interest receivable ...................................               33,693
Foreign tax recoverable ............................................                8,111
Deferred organizational expenses (note 2) ..........................               26,295
Due from adviser (note 5) ..........................................               79,477
                                                                              -----------
    Total assets ...................................................           16,831,238

LIABILITIES
Payable for investments purchased ..................................  $677,240
Management fee payable (note 5) ....................................    28,621
Accrued expenses (note 5) ..........................................    44,456
                                                                      --------
    Total liabilities ..............................................              750,317
                                                                              -----------
Net assets, at market value ........................................          $16,080,921
                                                                              ===========
NET ASSETS
Net assets consist of:
   Undistributed net investment income .............................          $    96,930
   Net unrealized appreciation on:
       Investments .................................................              212,763
       Foreign currency related transactions .......................                 (963)

   Accumulated net realized loss ...................................              (19,819)
   Capital Stock ($.001 par value) .................................                1,316
   Additional paid-in capital ......................................           15,790,694
                                                                              -----------
Net assets, at market value ........................................          $16,080,921
                                                                              ===========

NET ASSET VALUE, offering and redemption price per share
  ($16,080,921[divided by]1,315,555 outstanding shares of Capital
  Stock, $.001 par value, 100,000,000 shares authorized)...........           $     12.22
                                                                              ===========



  See notes to financial statements.

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD APRIL 3, 1996* TO JUNE 30, 1996

INVESTMENT INCOME

Dividend (net of foreign taxes withheld of $7,672) ...                    $ 69,663
Interest .............................................                      57,478
                                                                          --------
                                                                           127,141
EXPENSES:

Management fee (note 5) ..............................      $ 28,621
Shareholder services (note 5) ........................         5,917
Custodian and accounting fees (note 5) ...............        32,181
Directors' fees and expenses (note 5) ................         4,025
Reports to shareholders ..............................         4,617
Auditing .............................................        25,000
Legal ................................................         4,325
Amortization of organization expense (note 2) ........         1,205
Registration fees ....................................        19,389
Miscellaneous fees ...................................         2,323
                                                             -------
Total expenses before reductions .....................       127,603
Expense reductions (note 5) ..........................       (97,392)
                                                             -------
Expenses, net ........................................                      30,211
                                                                          --------
NET INVESTMENT INCOME ................................                      96,930
                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
    Investments ......................................       (13,058)
    Foreign currency related transactions ............        (6,761)      (19,819)
                                                             -------
Net unrealized gain (loss) from:
    Investments ......................................       212,763
    Foreign currency related transactions ............          (963)      211,800
                                                             -------      --------
Net gain on investments ..............................                     191,981
                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .                    $288,911
                                                                          ========


*  Commencement of operations



  See notes to financial statements.

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
                                                                 FOR THE PERIOD
                                                                  APRIL 3, 1996
                                                                (COMMENCEMENT OF
                                                                 OPERATIONS) TO
                                                                  JUNE 30, 1996
                                                                ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income ......................................     $     96,930
Net realized loss on investments ...........................          (19,819)
Net unrealized appreciation on investments during the period          211,800
                                                                 ------------
Net increase in net assets resulting from operations .......          288,911

CAPITAL STOCK TRANSACTIONS:
Proceeds from sale of shares ...............................       15,790,810
                                                                 ------------
Total increase in net assets ...............................       16,079,721
                                                                 ------------
NET ASSETS:
Beginning of period ........................................            1,200
                                                                 ------------
End of period ..............................................     $ 16,080,921
                                                                 ============

OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES
Shares outstanding at beginning of period ..................              100
Shares sold ................................................        1,315,455
                                                                 ------------
Shares outstanding at end of period ........................        1,315,555
                                                                 ============



  See notes to financial statements.

INTERNATIONAL INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL
STATEMENTS.

                                                                    FOR THE PERIOD
                                                                     APRIL 3, 1996
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS)
                                                                      TO JUNE 30,
                                                                         1996
                                                                    --------------


Net asset value, beginning of period ...........................         $12.00
                                                                         ------
Income from Investment Operations:
Net investment income (a) ......................................            .07
Net realized and unrealized gain (loss) on investments .........            .15
                                                                         ------
Total from investment operations ...............................            .22
                                                                         ------
Net asset value, end of period .................................         $12.22
                                                                         ======
TOTAL RETURN (%) (d) ...........................................           1.83(b)
RATIOS AND SUPPLEMENTARY DATA
Net assets, end of period ($ millions) .........................             16
Ratio of operating expenses, to average daily net assets (%) (a)            .95(c)
Ratio of net investment income, to average daily net assets (%)            3.05(c)
Portfolio turnover rate (%) ....................................           1.90(c)
Average commission rate paid ...................................         $.0004

(a)  Reflects a per share amount of expense reductions .........         $  .07
     Operating expense ratio before expense reductions (%) .....           4.01(c)
(b)  Not annualized
(c)  Annualized
(d)  Total returns are higher due to maintenance of the Fund's expenses.



INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

        Institutional International Equity Portfolio (the "Portfolio") is a portfolio of Scudder Institutional Fund, Inc. (the "Company") which is an open-end, diversified management investment company. Currently the Portfolio is comprised of a single class of shares ("Barrett International Shares").

2.  SIGNIFICANT ACCOUNTING POLICIES

        The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. Significant accounting policies followed by the Portfolio are:

        (a) Security Valuation--Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Portfolio, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

        (b) Foreign Currency Transactions--The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        (c) Federal Income Taxes--The Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all taxable income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

        (d) Distribution of Income and Gains--Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

        (e) Organization Costs--Costs incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

        (f) Other--Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates.

3.  REPURCHASE AGREEMENTS

        It is the Portfolio's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Company. Payment by the Company in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Company's custodian. The Company's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Company's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, it will ask for additional securities to be delivered to the Company's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Company may be delayed or limited.

4 PURCHASES AND SALES OF SECURITIES

        For the period April 3, 1996 (commencement of operations) to June 30, 1996, purchases and sales of securities (excluding short-term investments) aggregated $14,571,508 and $59,192, respectively.

5.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

        The Company retains Scudder, Stevens & Clark, Inc. ("Scudder") as investment manager for the Portfolio, pursuant to an investment advisory agreement between Scudder and the Company on behalf of the Portfolio, for a management fee payable each month, based upon the average daily value of the Portfolio's net assets, at an annual rate of 0.90%. Scudder has agreed not to impose all or a portion of its management fee until April 30, 1997, and during such period to maintain the annualized expenses of the Portfolio at not more than 0.95% of average daily net assets. For the period April 3, 1996 (commencement of operations) to June 30, 1996, Scudder did not impose any of its fee amounting to $28,621. In addition, Scudder reimbursed expenses amounting to $50,856.

        Under certain state regulations, if the total expenses of the Portfolio, exclusive of taxes, interest, and extraordinary expenses exceed certain limitations, the Company's investment adviser is required to reimburse the Portfolio for such excess up to the amount of the management fee. For the period April 3, 1996 (commencement of operations) to June 30, 1996, no such reimbursement was required.

        Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Portfolio's shareholder service, transfer and dividend disbursing agent. For the period April 3, 1996 (commencement of operations) to June 30, 1996, SSC did not impose any of its fee amounting to $5,500.

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


        Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Portfolio. For the period April 3, 1996 (commencement of operations) to June 30, 1996, SFAC did not impose any of its fees amounting to $12,415.

        The Company has a compensation arrangement under which payment of Directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." For the period April 3, 1996 (commencement of operations) to June 30, 1996, directors' fees and expenses amounted to $4,025. The accumulated balance of deferred directors' fees and interest thereon relating to the Portfolio aggregated $729, which is included in accrued expenses of the Portfolio.

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                                       21

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

                  Institutional International Equity Portfolio

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525


Investment Manager
Scudder, Stevens & Clark, Inc.
345 Park Avenue New York,
New York 10154

Distributor
Scudder Investor Services,  Inc.
Two International Place
Boston,  Massachusetts  02110

Custodian
State  Street  Bank and Trust Company
225 Franklin Street
Boston,  Massachusetts 02110

Fund Accounting Agent
Scudder  Fund   Accounting  Corporation
Two   International   Place
Boston, Massachusetts  02110

Transfer  Agent and
Dividend  Disbursing  Agent
Scudder Service  Corporation
P.O. Box 9242
Boston,  Massachusetts  02205

Legal Counsel
Sullivan & Cromwell
New York, New York

                 ---------------------------------------------

This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.


                           Institutional International
                                Equity Portfolio


                          BARRETT INTERNATIONAL SHARES

--------------------------------------------------------------------------------

                                 Mid-Year Report
                                  June 30, 1996

                        SCUDDER INSTITUTIONAL FUND, INC.

                           PART C. - OTHER INFORMATION
                           ---------------------------


Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement

                                    For Institutional Government Portfolio:

                                    Financial Highlights for the period June 3, 1986 (commencement of operations) to
                                    December 31, 1986 and for the nine fiscal years ended December 31, 1995

                                    For Institutional Federal Portfolio:

                                    Financial Highlights for the period May 9, 1986 (commencement of operations) to
                                    December 31, 1986 and for the nine fiscal years ended December 31, 1995

                                    For Institutional Cash Portfolio:

                                    Financial Highlights for the period June 18, 1986 (commencement of operations) to
                                    December 31, 1986 and for the nine fiscal years ended December 31, 1995

                                    For Institutional Tax-Free Portfolio:

                                    Financial Highlights for the period May 12, 1986 (commencement of operations) to
                                    December 31, 1986 and for the nine fiscal years ended December 31, 1995

                                    For Institutional International Equity Portfolio:

                                    Financial Highlights for the period April 3, 1996 (commencement of operations) to
                                    June 30, 1996

                           Included in Part B of this Registration Statement

                                    For Institutional Government Portfolio:

                                    Statement of Net Assets as of December 31, 1995
                                    Statement of Operations for the fiscal year ended December 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1994 and 1995
                                    Financial Highlights for the five years ended December 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Institutional Federal Portfolio:

                                    Statement of Net Assets as of December 31, 1995
                                    Statement of Operations for the fiscal year ended December 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1994 and 1995
                                    Financial Highlights for the five years ended December 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                 Part C - Page 1

                                    For Institutional Cash Portfolio:

                                    Statement of Net Assets as of December 31, 1995
                                    Statement of Operations for the fiscal year ended December 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1994 and 1995
                                    Financial Highlights for the five years ended December 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Institutional Tax-Free Portfolio:

                                    Statement of Net Assets as of December 31, 1995
                                    Statement of Operations for the fiscal year ended December 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1994 and 1995
                                    Financial Highlights for the five years ended December 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Institutional International Equity Portfolio:

                                    Statement of Assets and Liabilities as of June 30, 1996
                                    Statement of Changes in Net Assets for the period April 3, 1996 (commencement of operations) to June 30, 1996
                                    Notes to Financial Statements

      b.         Exhibits:

                 1.        (a)         Articles of Incorporation.
                                       (Incorporated by reference to Exhibit 1(a) to original Registration Statement filed on January 10, 1986.)

                           (b)         Articles Supplementary.
                                       (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No.
                                       9 to this Registration Statement filed on March 3, 1988.)

                           (c)         Articles of Amendment.
                                       (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No.
                                       9 to this Registration Statement filed on April 29, 1991.)

                           (d)         Articles Supplementary to the Articles of Incorporation.  (Incorporated by
                                       reference to Exhibit 1(d) to Post-Effective Amendment No. 14 to this
                                       Registration Statement filed on January 19, 1996.)

                           (e)         Articles Supplementary to the Articles of Incorporation.
                                       (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No.
                                       16 to this Registration Statement filed on  April 30, 1996.)

                 2.        (a)         By-laws.
                                       (Incorporated by reference to Exhibit 2 to original Registration Statement filed on January 10, 1986.)

                           (b)         Amended and Restated By-laws.
                                       (Incorporated by reference to Exhibit 2(b) to Post Effective Amendment No.
                                       14 to this Registration Statement filed on January 19, 1996.).

                                Part C - Page 2

                 3.                    Not Applicable

                 4.                    Specimen stock certificate.
                                       (Incorporated by reference to Exhibit 4
                                       to original Registration Statement filed on January 10, 1986.)

                 5.        (a)(i)      Investment Advisory Agreement on behalf of Institutional Government Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(i) to Post-Effective Amendment No.
                                       7 filed on March 1, 1990.)

                           (a)(ii)     Investment Advisory Agreement on behalf of Institutional Treasury Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(ii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(iii)    Investment Advisory Agreement on behalf of Institutional Cash Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(iii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(iv)     Investment Advisory Agreement on behalf of Institutional Tax-Free Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(iv) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(v)      Investment Advisory Agreement on behalf of Institutional Prime Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(v) to Post-Effective Amendment No.
                                       7 filed on March 1, 1990.)

                           (a)(vi)     Investment Advisory Agreement on behalf of Institutional Municipal Income
                                       Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(vi) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(vii)    Investment Advisory Agreement on behalf of Institutional Intermediate
                                       Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(vii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(viii)   Investment Advisory Agreement on behalf of Institutional Bond Index Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(viii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(ix)     Investment Advisory Agreement on behalf of Institutional International Equity
                                       Portfolio.
                                       (Incorporated by reference to Exhibit a(ix) to Post-Effective Amendment No.
                                       16 to this Registration Statement filed on April 30, 1996.)

                 6.        (a)         Interim Distribution Contract.
                                       (Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 4 filed on March 1, 1989.)

                           (b)         Underwriting Agreement dated January 18, 1989 (with form of Dealer Contract
                                       Exhibit).
                                       (Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 4 filed on March 1, 1989.)

                 7.                    Not Applicable.

                                 Part C - Page 3


                 8.        (a)         Custodian Contract.
                                       (Incorporated by reference to Exhibit 8(a) to Pre-Effective Amendment No. 1 filed on April 16, 1986.)

                           (b)         Transfer Agency and Service Agreement dated January 1, 1990.
                                       (Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 7 filed on March 1, 1990.)

                           (b)(i)      Fee Schedule for Exhibit 8(b).
                                       (Incorporated by reference to Exhibit 8(b)(i) to Post-Effective Amendment No.
                                       16 to this Registration Statement filed on April 30, 1996.)

                           (c)(i)      Sub-Custodian Agreement with State Street London Limited.
                                       (Incorporated by reference to Exhibit 8(c)(i) to Post-Effective Amendment No.
                                       7 filed on March 1, 1990.)

                           (c)(ii)     Sub-Custodian Agreement with Irving Trust.
                                       (Incorporated by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (c)(iii)    Sub-Custodian Agreement with Bankers Trust Company.
                                       (Incorporated by reference to Exhibit 8(c)(iii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (c)(iv)     Sub-Custodian Agreement with Bankers Trust Company.
                                       (Incorporated by reference to Exhibit 8(c)(iv) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (c)(v)      Fee Schedule for Exhibit 8(a).
                                       (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment No.
                                       13 filed on April 28, 1995.)

                           (c)(vi)     Custodian Contract between the Registrant, on behalf of Institutional
                                       International Equity Portfolio, and Brown Brothers Harriman & Co.
                                       (Incorporated by reference to Exhibit 8(c)(vi) to Post-Effective Amendment
                                       No. 16 to this Registration Statement filed on April 30, 1996.)

                           (c)(vii)    Fee Schedule for Exhibit 8(c)(vi).
                                       (Incorporated by reference to Exhibit 8(c)(vii) to Post-Effective Amendment
                                       No. 15 filed on April 3, 1996.)

                 9.        (a)         Application to be filed by amendment.

                           (b)(i)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Institutional Cash Portfolio, and Scudder Fund Accounting Corporation dated
                                       August 1, 1994.
                                       (Incorporated by reference to Exhibit 9(b)(i) to Post-Effective Amendment No.
                                       13 filed on April 28, 1995.)

                           (b)(ii)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Institutional Government Portfolio, and Scudder Fund Accounting Corporation
                                       dated August 1, 1994.
                                       (Incorporated by reference to Exhibit 9(b)(ii) to Post-Effective Amendment
                                       No. 13 filed on April 28, 1995.)

                                Part C - Page 4

                           (b)(iii)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Institutional Federal Portfolio, and Scudder Fund Accounting Corporation
                                       dated August 1, 1994.
                                       (Incorporated by reference to Exhibit 9(b)(iii) to Post-Effective Amendment
                                       No. 13 filed on April 28, 1995.)

                           (b)(iv)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Institutional Tax-Free Portfolio, and Scudder Fund Accounting Corporation
                                       dated August 18, 1994.
                                       (Incorporated by reference to Exhibit 9(b)(iv) to Post-Effective Amendment
                                       No. 13 filed on April 28, 1995.)

                           (b)(v)      Form of Fund Accounting Services Agreement between the Registrant, on behalf of Institutional International Equity Portfolio, and Scudder Fund Accounting
                                       Corporation.
                                       (Incorporated by reference to Exhibit 9(b)(v) to Post-Effective Amendment No.
                                       15 filed on April 3, 1996.)

                 10.                   Not Applicable.

                 11.                   Not Applicable.

                 12.                   Not Applicable.

                 13.                   Purchase Agreement and Investment Letter of Lazard Freres & Co. (Incorporated
                                       by reference to Exhibit 13 to Pre-Effective Amendment No. 1 filed on April
                                       16, 1986.)

                 14.                   Not Applicable.

                 15.                   Not Applicable.

                 16.       (a)         Schedules for Computations of Performance Quotations.
                                       (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 4 filed on March 1, 1989.)

                           (b)         Schedules for Computations of Performance Quotations.
                                       (Incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No.
                                       13 filed on April 28, 1995.)

                           (c)         Schedules for Computations of Performance Quotations to be filed by amendment.

                 17.                   Financial Data Schedule for International Equity Portfolio is filed herein.

                 18.                   Inapplicable.


                                Part C - Page 5

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  No person is controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities.
--------          --------------------------------

                  Set forth below is a table showing the number of record holders of each class of securities of Scudder Institutional Fund, Inc. as of October 18, 1996:

                                           (1)                                                  (2)
                                      Title of Class                               Number of Record Shareholders
                                      --------------                               -----------------------------

                   Institutional Government Portfolio                                             78
                   Institutional Federal Portfolio                                                54
                   Institutional Cash Portfolio                                                   45
                   Institutional Tax-Free Portfolio                                               18
                   Institutional International Equity Portfolio                                  300
                   Institutional Prime Portfolio                                                   1
                   Institutional Municipal Income Portfolio                                        1
                   Institutional Intermediate Cash Portfolio                                       1
                   Institutional Bond Index Portfolio                                              1

Item 27.          Indemnification.
--------          ----------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated January 18, 1989 (filed as Exhibit No. 6(b) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                Part C - Page 6

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           Director, Scudder Global Fund, Inc. (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation
                           Vice President, Scudder, Stevens & Clark Japan, Inc.
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Investor Services, Inc. (broker/dealer)**
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Development Fund (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder International Fund, Inc. (investment company)**

                                Part C - Page 7

                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)*
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, Scudder Treasurers Trust (until 10/30/90) (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President and Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)++
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           Vice President & Treasurer, SFA, Inc. (advertising agency)*

Douglas M. Loudon          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Development Fund (investment company)*
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Chairman, World Capital Fund (investment company) Luxembourg ##
                           Managing Director, NKK - Scudder Capital Asset Management Corporation (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc.
                           President, The Japan Fund, Inc. (investment  company)**
                           Trustee, Scudder, Stevens & Clark Supplemental Retirement Income Plan
                           Trustee, Scudder, Stevens & Clark Profit Sharing Plan **
                           Chairman & Director, Scudder, Stevens & Clark (Luxembourg), S.A., Luxembourg#
                           Director, Berkshire Farm & Services for Youth
                           Board of Governors, Investment Counsel Association of America

                                Part C - Page 8

                           Chairman, Canadian High Income Fund (investment company) #
                           Chairman, Hot Growth Companies Fund (investment company) #

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) oo
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, PSI Star Corporation (manufacturer of chemical process for etching circuit boards)

Juris Padegs               Secretary & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman of the Board & Director, The Brazil Fund, Inc.  (investment company)**
                           Trustee, Scudder Development Fund (investment company)*
                           Trustee & Vice President, Scudder Equity Trust (investment company)*
                           Chairman of the Board & Director, The First Iberian Fund, Inc. (investment company)**
                           Trustee (Vice President & Assistant Secretary until 3/91), Scudder Funds Trust
                                 (investment company)*
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder International Fund, Inc.
                                 (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder Tax Free Trust (investment company)*
                           Chairman of the Board and Director (Vice President until 4/91), The Korea Fund,
                           Inc. (investment company)**
                           Vice President & Director, The Argentina Fund, Inc. (investment company)**
                           Secretary, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser),
                                 Toronto, Ontario, Canada
                           Vice President, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Assistant Secretary, SFA, Inc. (advertising agency)*
                           Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)**
                           Assistant Treasurer, NKK-Scudder Capital Asset Management (investment adviser)**
                           Director and Chairman of the Board, Scudder, Stevens & Clark Japan, Inc.
                           President & Director, Scudder, Stevens & Clark Corporation
                           Supervisory Director, Sovereign High Yield Investment Company N.V. (investment company) +
                           Director, President Investment Trust Corporation (Joint Venture)***

Daniel Pierce              Chairman of the Board and Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Development Fund (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**


                                 Part C Page 9

                           Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           President & Trustee, Scudder Treasurers Trust (until 10/90) (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company) oo
                           Vice President and Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Vice President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman of the Board & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser), Toronto, Ontario, Canada
                           Chairman of the Board, Assistant Treasurer & Director, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Director, Scudder, Stevens & Clark, Ltd.
                           Trustee, Brigham and Women's Hospital (hospital) Boston, MA
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)*
                           Vice President, AARP Growth Trust (investment company)*
                           Vice President, AARP Income Trust (investment company)*
                           Vice President, AARP Tax Free Income Trust (investment company)*

Edmond D. Villani          President & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder Development Fund (investment company)*
                           Chairman of the Board & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman of the Board & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman of the Board & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Chairman of the Board & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman of the Board & Director, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc.
                           Chairman of the Board & Director, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**

                                Part C - Page 10

   *      Two International Place, Boston, MA
   x      333 South Hope Street, Los Angeles, CA
   **     345 Park Avenue, New York, NY
   ++     111 East Wacker Drive, Chicago, IL
   o      Rodney Square North, Wilmington, DE
   oo     101 California Street, San Francisco, CA
   #      11, rue Aldringen, L-1118 Luxembourg, Grand-Duchy of Luxembourg
   +      John B. Gorsiraweg 6, Willemstad Curacao, Netherland Antilles
   xx     DeRuyterkade 62, P.O. Box 812, Willemstad Curacao, Netherland Antilles
   ##     2 Boulevard Royal, Luxembourg
   ***    B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan


Item 29. Principal Underwriters.
--------------------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Development Fund
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Charles S. Boit                   Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director                                None
         345 Park Avenue
         New York, NY  10154

                                Part C - Page 11

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk                         Assistant Secretary
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Cuyler W. Findlay                 Senior Vice President &                 None
         345 Park Avenue                   Director
         New York, NY 10154

         Thomas W. Joseph                  Vice President, Director,               Vice President &
         Two International Place           Treasurer & Assistant Clerk             Assistant Secretary
         Boston, MA 02110

         Dudley H. Ladd                    Senior Vice President &                 None
         Two International Place           Director
         Boston, MA 02110

         David S. Lee                      President, Assistant                    Chairman & Director
         Two International Place           Treasurer & Director
         Boston, MA 02110

         Douglas M. Loudon                 Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Thomas F. McDonough               Clerk                                   Vice President
         Two International Place                                                   & Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     None
         345 Park Avenue
         New York, NY 10154

         Juris Padegs                      Vice President & Director               None
         345 Park Avenue
         New York, NY 10154

         Daniel Pierce                     Vice President, Director                President & Director
         Two International Place           & Assistant Treasurer
         Boston, MA 02110

         Robert E. Pruyne                  Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

                                Part C - Page 12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Kathryn L. Quirk                  Vice President                          Vice President
         345 Park Avenue
         New York, NY  10154

         Ronald H. Ransch                  Vice President                          None
         345 Park Avenue
         New York, NY 10154

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
               Services, Inc.


Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and
                  (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs
                  (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171 (on behalf of Institutional Government Portfolio, Institutional Federal Portfolio, Institutional Cash Portfolio and Institutional Tax-Free Portfolio) and at Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (on behalf of Institutional International Equity Portfolio).

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.

                                Part C - Page 13

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 30th day of October, 1996.


                                              SCUDDER INSTITUTIONAL FUND, INC.



                                              By  /s/David S. Lee
                                                  ---------------
                                                  David S. Lee,
                                                  Chairman of the Board


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/David S. Lee
--------------------------------------
David S. Lee                                Chairman of the Board (Principal             October 30, 1996
                                            Executive Officer) and Director


/s/Daniel Pierce
--------------------------------------
Daniel Pierce                               President and Director                       October 30, 1996


/s/Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler                            Director                                     October 30, 1996


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman                            Director                                     October 30, 1996


/s/Robert W. Lear
--------------------------------------
Robert W. Lear                              Director                                     October 30, 1996


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer                 October 30, 1996
                                            (Principal Financial and Accounting
                                            Officer)


                                                               File No. 33-2648
                                                               File No. 811-4555







                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 17

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 15

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                        SCUDDER INSTITUTIONAL FUND, INC.

                        SCUDDER INSTITUTIONAL FUND, INC.

                                  EXHIBIT INDEX
                                  -------------


                                   Exhibit 17